UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 22643 and 811-22672

Name of Fund:	BlackRock Alternatives Allocation FB Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Alternatives

Allocation FB Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2012(Unaudited)	FB Core Fund (Percentages shown are based on Members’ Capital)

Fund	Value
BlackRock Alternatives Allocation Master Portfolio LLC	$30,941,885
Total Investments (Cost - $30,060,919) - 100.3%	30,941,885
Liabilities in Excess of Other Assets - (0.3)%	(93,267)

Members’ Capital	$30,848,618

Notes to Schedule of Investments

BlackRock Alternatives Allocation FB Portfolio LLC (the “FB Core Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Alternatives Allocation Master Portfolio LLC (the “Master Fund”), which has the same investment objective and strategies as the FB Core Fund. As of December 31, 2012, the value of the investment and the percentage owned by the FB Core Fund of the Master Fund was $30,941,885 and 44.8%, respectively.

The FB Core Fund records its investment in the Master Fund at fair value. The FB Core Fund’s investment in the Master Fund is valued pursuant to the pricing policies approved by the Board of Directors of the Master Fund.

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the FB Core Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the FB Core Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the FB Core Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2012, the FB Core Fund’s investment in the Master Fund was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK ALTERNATIVES ALLOCATION FB PORTFOLIO LLC	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	Master Fund (Percentages shown are based on Members’ Capital)

Portfolio Funds		Value

Directional Trading – 7.9%
AlphaMosaic (US) LLC - Cell No. 31 - Transtrend		$1,096,580
Avantium Liquid EM Macro Fund, LP		2,128,603
Fortress Asia Macro Fund, LP		2,209,639

		5,434,822

Event Driven – 5.5%
Davidson Kempner Institutional Partners, LP		1,153,921
Pentwater Event Fund, LLC		2,679,215

		3,833,136

Fundamental Long/Short – 23.1%
Claren Road Credit Partners, LP		2,353,851
Empire Capital Partners, LP		1,797,797
Glenview Institutional Partners, LP		2,149,748
Myriad Opportunities US Fund, Ltd.		2,701,954
One William Street Capital Partners, LP		2,710,380
Panning Domestic Fund, LLC		2,150,837
Scout Capital Partners II, LP		2,133,464

		15,998,031

Opportunistic – 11.4%
Loomis High Yield Full Discretion NHIT		4,069,459
Pictet Emerging Local Currency Debt Fund, LLC		3,805,363

		7,874,822

Real Estate – 8.0%
Urdang Global Real Estate Securities Fund, LP		5,521,330

Relative Value – 12.5%
Citadel Global Fixed Income Fund, LLC		2,195,216
HBK Fund II, LP		1,052,096
Magnetar Capital Fund II, LP		2,609,525
Peak6 Performance Fund, LLC		878,603
Stratus Feeder, LLC		1,912,722

		8,648,162

Total Portfolio Funds – 68.4%		47,310,303

Common Stocks	Shares
Diversified Financial Services – 8.0%
Ares Capital Corp.	63,286	1,107,505
Golub Capital BDC, Inc.	68,776	1,099,040
Hercules Technology Growth Capital, Inc.	92,720	1,031,974
PennantPark Investment Corp.	99,823	1,097,554
THL Credit, Inc.	79,606	1,177,373

		5,513,446

Oil, Gas & Consumable Fuels – 0.2%
Seadrill Partners LLC	5,750	147,488

Total Common Stocks – 8.2%		5,660,934

Exchange-Traded Funds	Shares	Value

Energy Select Sector SPDR Fund	37,980	$2,713,291
SPDR Barclays Capital Emerging Markets Local Bond ETF	64,008	2,066,818
SPDR Barclays Capital High Yield Bond ETF	35,640	1,450,548

Total Exchange-Traded Funds – 9.0%		6,230,657

Exchange-Traded Limited Partnerships
Oil, Gas & Consumable Fuels – 4.5%
Access Midstream Partners LP	10,097	338,653
DCP Midstream Partners LP	4,054	169,255
Enbridge Energy Partners LP	3,867	107,889
Energy Transfer Partners LP	4,322	185,543
Enterprise Products Partners LP	3,972	198,918
Hi-Crush Partners LP	10,500	158,445
Kinder Morgan Energy Partners LP	1,525	121,680
Markwest Energy Partners LP	7,890	402,469
ONEOK Partners LP	6,163	332,740
Plains All American Pipeline LP	9,316	421,456
Targa Resources Partners LP	6,755	252,502
Western Gas Partners LP	3,490	166,229
Williams Partners LP	4,255	207,048

Total Exchange-Traded Limited Partnerships – 4.5%		3,062,827

Total Long-Term Investments (Cost – $60,197,376) – 90.1%		62,264,721

Short-Term Securities

Money Market Funds – 7.7%
BlackRock Liquidity Funds, TempFund, Institutional Class (a)	5,346,091	5,346,091

Total Short-Term Securities (Cost – $5,346,091) – 7.7%		5,346,091

Options Purchased

(Cost – $143,328) – 0.1%		65,129

Total Investments Before Options Written (Cost – $65,686,795*) – 97.9%		67,675,941

Options Written

(Premiums Received – $52,938) – (0.0)%		(17,121)

Total Investments Net of Options Written – 97.9%		67,658,820

Other Assets Less Liabilities – 2.1%		1,482,146

Members’ Capital – 100.0%		$69,140,966

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	DECEMBER 31, 2012	1

Schedule of Investments (continued)	Master Fund

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$65,686,795

Gross unrealized appreciation	$2,508,599
Gross unrealized depreciation	(519,453)

Net unrealized appreciation	$1,989,146

(a)	Investments in issuers considered to be an affiliate of the Master Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 2, 2012[1]	Net Activity	Shares Held at December 31, 2012	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	–	5,346,091	5,346,091	$5,387	$56

1 Commencement of Operations.

•	Exchange-traded options purchased as of December 31, 2012 were as follows:

Description	Put		Strike Price	Expiration Date	Contracts	Market Value

SPDR S&P 500 ETF Trust	Put	USD	134	3/16/13	353	$65,129

•	Exchange-traded options written as of December 31, 2012 were as follows:

Description	Put		Strike Price	Expiration Date	Contracts	Market Value

SPDR S&P 500 ETF Trust	Put	USD	120	3/16/13	353	$(17,121)

•	Total return swaps outstanding as of December 31, 2012 were as follows:

Reference Entity	Fixed Rate	Counterparty	Expiration Date		Notional Amount (000)	Unrealized Depreciation

Change in Return of 17 Futures Contracts on Gold 100 Oz Jun 13	0.00%[1]	J.P. Morgan Chase Bank, N.A.	5/30/13	USD	2,925	$ (68,510)
Change in Return of the S&P GSCI Excess Return Index - 3Month Forward	0.00%[1]	J.P. Morgan Chase Bank, N.A.	7/02/13	USD	2,567	$–

Total						$ (68,510)

[1]	Master Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Fund has the ability to access.

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Master Fund’s investment in the Portfolio Fund will be considered Level 2.

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2	BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	DECEMBER 31, 2012

Schedule of Investments (continued)	Master Fund

The Master Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds, it is classified as Level 2; in all other cases it is classified as Level 3.

Changes in valuation techniques and/or redemption features may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:
Portfolio Funds:[1]
Directional Trading	–	$3,306,219	$2,128,603	$5,434,822
Event Driven	–	1,153,921	2,679,215	3,833,136
Fundamental Long/Short	–	1,797,797	14,200,234	15,998,031
Opportunistic	–	7,874,822	–	7,874,822
Real Estate	–	5,521,330	–	5,521,330
Relative Value	–	1,912,722	6,735,440	8,648,162

Common Stocks:

Diversified Financial Services	$5,513,446	–	–	5,513,446
Oil, Gas & Consumable Fuels	147,488	–	–	147,488
Exchange-Traded Funds	6,230,657	–	–	6,230,657
Exchange-Traded Limited Partnerships:
Oil, Gas & Consumable Fuels	3,062,827	–	–	3,062,827
Short Term Securities:
Money Market Funds	5,346,091	–	–	5,346,091

Total	$20,300,509	$ 21,566,811	$ 25,743,492	$67,610,812

[1]  In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$65,129	–	–	$65,129
Liabilities:
Commodity contracts	–	$(68,510)	–	(68,510)
Equity contracts	(17,121)	–	–	(17,121)
Total	$48,008	$(68,510)	–	$(20,502)

[1]	Derivative financial instruments are swaps and options. Swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

Certain of the Master Fund’s assets are held at carrying amount which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $5,346,091 is categorized as Level 1 within the disclosure hierarchy.

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	DECEMBER 31, 2012	3

Schedule of Investments (concluded)	Master Fund

A reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to members’ capital. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Assets:
Opening Balance, as of April 2, 2012[1]	–	–	–	–	–
Transfers into Level 3[2]	–	–	–	–	–
Transfers out of Level 3[2]	–	–	–	–	–
Accrued discounts/premiums	–	–	–	–	–
Net realized gain (loss)	–	–	–	–	–
Net change in unrealized appreciation/depreciation[3]	$ 28,603	$ 229,215	$ 625,234	$ 235,440	$ 1,118,492
Purchases	2,100,000	2,450,000	13,575,000	6,500,000	24,625,000
Sales	–	–	–	–	–
Closing Balance, as of December 31, 2012	$ 2,128,603	$ 2,679,215	$14,200,234	$ 6,735,440	$ 25,743,492

[1]Commencement	of operations.

[2]Transfers	into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]The	change in unrealized appreciation/depreciation on investments still held as of December 31, 2012 was $1,118,492.

4	BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	DECEMBER 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Alternatives Allocation FB Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Alternatives Allocation FB Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Alternatives Allocation FB Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Alternatives Allocation FB Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: February 22, 2013